LITMAN GREGORY FUNDS TRUST

(the “Trust”)

iMGP Berkshire Dividend Growth ETF (the “Fund”)

Supplement dated December 31, 2025 to the Statutory Prospectus and Statement of Additional Information

(“SAI”) of the Litman Gregory Funds Trust, each dated April 29, 2025

Notice to Existing and Prospective Shareholders:

Effective December 31, 2025, Jack Chee and Kiko Vallarta are no longer Portfolio Managers of the iMGP Berkshire Dividend Growth ETF. All references to Mr. Chee and Mr. Vallarta with respect to the Fund are hereby removed from the Statutory Prospectus and SAI. The Fund continues to be managed by iM Global Partner Fund Management, LLC and sub-advised by Berkshire Asset Management, LLC (“Berkshire”). Kenneth Krogulski, CFA, Gerard Mihalick, CFA and Michael Weaver, CFA of Berkshire will continue to serve as portfolio managers of the Fund.

Effective January 1, 2026, Julie Allecta is no longer a Trustee of the Trust. All references to Ms. Allecta are hereby removed from the SAI.

Also effective January 1, 2026, Jack Chee and Jason Steuerwalt are no longer Assistant Secretaries of the Trust.

Please keep this Supplement with your Statutory Prospectus and Statement of Additional Information.

LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Supplement dated December 31, 2025 to the Statutory Prospectus and Statement of Additional Information

(the “SAI”) of the Litman Gregory Funds Trust (the “Trust”), each dated April 29, 2025, as revised and supplemented

Notice to Existing and Prospective Shareholders:

Effective December 31, 2025, Jack Chee is no longer a Portfolio Manager of the iMGP Global Select Fund, the iMGP International Fund, the iMGP Low Duration Income Fund and the iMGP Small Company Fund. Also effective December 31, 2025, Jason Steuerwalt is no longer a Portfolio Manager of the iMGP Low Duration Income Fund. All references to Mr. Chee and Mr. Steuerwalt with respect to the Trust are hereby removed from the Statutory Prospectus and the SAI. Each Fund continues to be managed by iM Global Partner Fund Management, LLC and its respective sub-advisers.

Effective January 1, 2026, Julie Allecta is no longer a Trustee of the Trust. All references to Ms. Allecta are hereby removed from the SAI.

Also effective January 1, 2026, Jack Chee and Jason Steuerwalt are no longer Assistant Secretaries of the Trust.

Please keep this Supplement with your Statutory Prospectus and SAI.